SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-Term Borrowings

The outstanding balances and related information for short-term borrowings at December 31 are summarized as follows (in thousands):

	2012		2011
	Amount	Rate	Amount	Rate

Balance at year-end	$17,813	.28%	$20,686	.35%
Average balance outstanding during the year	$25,652	.34%	$21,800	.50%
Maximum amount outstanding at any month-end	$54,712		$33,157